Leases - Summary of leases liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [Roll Forward]
Beginning balance	$ 51,131,575	$ 59,351,649
Additions	2,694,129	5,318,533
Cancellations	(2,816,690)	(4,392,850)
Payments of principal	(5,484,624)	(7,362,686)
Accrued interest	3,472,355	4,304,918
Interests paid	(2,291,356)	(3,274,137)
Foreign Exchange	(4,857,056)	(2,813,852)
Ending balance	$ 41,848,333	$ 51,131,575